Capital Stock (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Convertible preferred stock
Prior to the Business Combination, Old Talkspace’s convertible preferred stock consisted of the following:

	December 31, 2020
(in thousands except share and per share data)	Issue Price	Shares Authorized (1)	Shares Issued and Outstanding (1)	Net Carrying Value	Aggregate Liquidation Preference
Seed	$0.3275	3,895,772	3,895,771	$1,112	$1,125
Seed-1	0.3036	8,860,187	8,860,185	2,340	2,372
Seed-2	0.3624	3,755,433	3,755,433	1,150	1,200
Series A	0.5842	18,163,165	18,163,165	9,316	9,356
Series B	1.0413	16,718,570	16,337,364	14,934	15,000
Series C	1.5839	22,412,141	22,412,141	31,226	31,300
Series D	2.7515	21,903,878	21,158,491	51,204	51,332

Total		95,709,146	94,582,550	$111,282	$111,685

(1)
Shares authorized and shares issued and outstanding have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.